PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 322	$ 460	$ 266	$ 299	$ 279	$ 198	$ 233	$ 210	$ 1,347	$ 920	$ 1,080
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Other, net									86	101	(311)
Net cash provided by operating activities									1,646	$ 3,264	4,106
Available-for-sale:
Purchases of investment and mortgage-backed securities									(54,653)		(52,876)
Proceeds from repayments of investment and mortgage-backed securities									14,890	$ 47,200	21,057
Net cash used for investing activities									(15,689)	(24,987)	(20,150)
FINANCING ACTIVITIES
Cash dividends paid									(329)	(329)	(328)
Increase in Unallocated ESOP shares									(548)	(950)
Net cash provided by financing activities									16,256	21,156	15,465
Increase (decrease) in cash and cash equivalents									2,213	(567)	(579)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				1,360				1,927	1,360	1,927	2,506
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,573				1,360				3,573	1,360	1,927
Parent Company [Member]
OPERATING ACTIVITIES
Net income									1,347	920	1,080
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary									(173)	(283)	(60)
Other, net									(60)	13	19
Net cash provided by operating activities									$ 1,114	$ 650	1,039
Available-for-sale:
Purchases of investment and mortgage-backed securities											(460)
Proceeds from repayments of investment and mortgage-backed securities											$ 460
Net cash used for investing activities
FINANCING ACTIVITIES
Cash dividends paid									$ (329)	$ (329)	$ (328)
Purchase of treasury stock									(186)	(10)
Increase in Unallocated ESOP shares									(504)	(950)
Net cash provided by financing activities									(1,019)	(1,289)	$ (328)
Increase (decrease) in cash and cash equivalents									95	(639)	711
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,413				$ 2,052	1,413	2,052	1,341
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,508				$ 1,413				$ 1,508	$ 1,413	$ 2,052